                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21339

                  Morgan Stanley Institutional Liquidity Funds
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                    Morgan Stanley Investment Management Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 888-378-1630

Date of fiscal year end: 10/31

Date of reporting period: 7/1/09 - 6/30/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2009 - 06/30/2010
Morgan Stanley Institutional Liquidity Funds









=========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS GOVERNMENT ============
===========                        PORTFOLIO                        ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS GOVERNMENT ============
===========                  SECURITIES PORTFOLIO                   ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS MONEY MARKET ===========
==========                         PORTFOLIO                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS PRIME PORTFOLIO =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS TAX-EXEMPT ============
===========                        PORTFOLIO                        ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS TREASURY =============
============                       PORTFOLIO                       =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS TREASURY =============
============                 SECURITIES PORTFOLIO                  =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Liquidity Funds


By (Signature and Title)* /s/ Randy Takian
                          -----------------------------------------
                          Randy Takian
                          President and Principal Executive Officer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.